Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
May 31, 2023
AUT-NPRT1-0723
1.802154.119
Common Stocks - 98.6%
	Shares	Value ($)
Automobile Components - 16.2%
Automotive Parts & Equipment - 16.2%
Adient PLC (a)	36,668	1,235,345
Aptiv PLC (a)	47,987	4,226,695
Autoliv, Inc.	22,548	1,837,662
Cie Automotive SA	30,891	882,938
DENSO Corp.	31,889	1,970,904
Hanon Systems	100,183	710,537
Lear Corp.	15,793	1,937,169
Magna International, Inc. Class A (sub. vtg.)	45,443	2,198,671
Novem Group SA	99,644	956,455
		15,956,376
Automobiles - 55.6%
Automobile Manufacturers - 55.6%
Ferrari NV	19,062	5,464,504
Ford Motor Co.	381,290	4,575,480
General Motors Co.	222,454	7,209,734
Honda Motor Co. Ltd. sponsored ADR	115,956	3,294,310
Li Auto, Inc. ADR (a)	137,386	3,991,063
Lucid Group, Inc. Class A (a)(b)	34,409	267,014
Mercedes-Benz Group AG (Germany)	14,045	1,049,914
NIO, Inc. sponsored ADR (a)(b)	98,640	742,759
Rivian Automotive, Inc. (a)(b)	39,427	580,760
Stellantis NV	179,963	2,753,434
Suzuki Motor Corp.	54,926	1,814,243
Tesla, Inc. (a)	58,259	11,880,759
Toyota Motor Corp. sponsored ADR (b)	78,661	10,708,122
XPeng, Inc. ADR (a)(b)	64,586	508,938
		54,841,034
Commercial Services & Supplies - 4.6%
Diversified Support Services - 4.6%
Copart, Inc. (a)	52,372	4,587,263
Distributors - 4.4%
Distributors - 4.4%
Central Automotive Products Ltd.	300	6,761
Genuine Parts Co.	15,751	2,345,796
LKQ Corp.	38,349	2,022,910
		4,375,467
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sensata Technologies, Inc. PLC	10,737	445,800
Ground Transportation - 1.2%
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	31,047	1,177,613
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductors - 0.5%
Mitsui High-Tec, Inc.	7,693	512,959
Specialty Retail - 15.6%
Automotive Retail - 15.6%
Advance Auto Parts, Inc.	2,897	211,162
AutoZone, Inc. (a)	1,703	4,064,789
CarMax, Inc. (a)(b)	13,325	962,198
Carvana Co. Class A (a)(b)	21,410	276,617
Lithia Motors, Inc. Class A (sub. vtg.) (b)	6,196	1,445,403
O'Reilly Automotive, Inc. (a)	9,342	8,438,722
		15,398,891
TOTAL COMMON STOCKS (Cost $70,301,709)		97,295,403

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	3,700	48,322

Nonconvertible Preferred Stocks - 0.6%
Automobiles - 0.6%
Automobile Manufacturers - 0.6%
Dr. Ing. h.c. F. Porsche AG Series F (e)	4,736	587,987

TOTAL PREFERRED STOCKS (Cost $466,680)		636,309

Money Market Funds - 14.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	620,780	620,904
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	14,017,358	14,018,760
TOTAL MONEY MARKET FUNDS (Cost $14,639,664)		14,639,664

TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $85,408,053)	112,571,376
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(13,853,525)
NET ASSETS - 100.0%	98,717,851

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,322 or 0.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $587,987 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	311,913	6,848,953	6,539,962	5,672	-	-	620,904	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	19,448,485	40,548,065	45,977,790	80,749	-	-	14,018,760	0.0%
Total	19,760,398	47,397,018	52,517,752	86,421	-	-	14,639,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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